Joint Ventures (Details Textual) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended						12 Months Ended			6 Months Ended	12 Months Ended									1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011	Dec. 31, 2011 989 Elements [Member]	Dec. 31, 2011 Joint venture one UDR/MetLife Partnership [Member]	Nov. 30, 2010 Joint venture one UDR/MetLife Partnership [Member] Home	Dec. 31, 2011 Unconsolidated Joint Venture One/UDR MetLife Partnership [Member] Community	Dec. 31, 2010 Unconsolidated Joint Venture One/UDR MetLife Partnership [Member]	Nov. 30, 2010 Unconsolidated Joint Venture One/UDR MetLife Partnership [Member] Parcel Community	Dec. 31, 2011 Unconsolidated Joint Venture Two Stoughton Massachusetts [Member]	Dec. 31, 2010 Unconsolidated Joint Venture Two Stoughton Massachusetts [Member]	Oct. 31, 2010 Unconsolidated Joint Venture Two Stoughton Massachusetts [Member] Home	Dec. 31, 2011 Unconsolidated Joint Venture Three [Member] Home	Jun. 30, 2011 Unconsolidated Joint Venture Three [Member]	Dec. 31, 2010 Unconsolidated Joint Venture Three [Member] Home	Jun. 30, 2011 Unconsolidated Joint Venture Four Texas [Member] Property Community	Dec. 31, 2011 Unconsolidated Joint Venture Four Texas [Member] Home	Dec. 31, 2010 Unconsolidated Joint Venture Four Texas [Member]	Dec. 31, 2011 Unconsolidated Joint Venture Five San Diego California [Member]	May 31, 2011 Unconsolidated Joint Venture Five San Diego California [Member] Home	Dec. 31, 2011 Unconsolidated Joint Venture Six College Park Maryland [Member]	Jun. 30, 2011 Unconsolidated Joint Venture Six College Park Maryland [Member] Home	Dec. 31, 2011 Consolidated Joint Venture One [Member]	Aug. 31, 2011 Consolidated Joint Venture One [Member] Home	Nov. 30, 2010 Land [Member] Unconsolidated Joint Venture One/UDR MetLife Partnership [Member] Home	Nov. 30, 2010 Buildings [Member] Unconsolidated Joint Venture One/UDR MetLife Partnership [Member]	Nov. 30, 2010 Intangible Assets [Member] Unconsolidated Joint Venture One/UDR MetLife Partnership [Member]
Summary of Joint Ventures (Textual) [Abstract]
Joint Venture, Number of apartment homes in operating communities							5,748						240			151		3,992			263		256		173
Controlling interest in consolidated joint venture																								90.00%
Contribution made by company																									$ 9,000,000
Additional contribution made by company																								3,000,000
Contingent purchase consideration	3,000,000																								3,000,000
Fair value of underlying property																									9,800,000
Fair value of underlying property upon completion of the entitlement process																									12,800,000
Agreement to purchase remaining interest in joint venture					2.00%
Payments related to the buyout of joint venture	450,000	16,141,000			450,000
Initial investment in equity method investment										100,800,000			10,000,000					20,400,000			9,900,000		7,100,000
Number of operating communities in joint venture										26							10
Number of additional apartment homes																										2,000
Equity method investment, Ownership percentage		30.00%		30.00%						12.27%				30.00%												4.11%
Cash paid in partial consideration for acquisition of ownership interest in joint venture										71,800,000
Payable incurred in partial consideration for acquisition of ownership interest in joint venture										30,000,000
Unamortized discount	24,100,000	694,000								1,000,000
State principal amount of payable										30,000,000
First installment of payable incurred in partial consideration for acquisition of ownership interest in joint venture										20,000,000
Second installment of payable incurred in partial consideration for acquisition of ownership interest in joint venture										10,000,000
Net carrying amount of payable incurred in partial consideration for acquisition of ownership interest in joint venture								9,800,000	29,100,000	29,000,000
Effective interest rate of payable										2.67%
Interest expense incurred during period								697,000	129,000
Number of operating communities of sub-tier partnerships associated with loan indemnification								26
Company's contribution in cash equal to fair value of the properties																		80.00%
Company's equity investment in joint venture								133,800,000	122,200,000		17,200,000	10,300,000		34,100,000		5,200,000		7,100,000	10,300,000	12,100,000		8,600,000
Anticipated period to refinance loans by partnership								12 months
UDR's proportionate share in the underlying net assets of the joint venture										111,400,000
Maximum number of days within which criteria is to met	730 days
Difference between total cost of the Company's equity investment and proportionate share in the underlying assets of the joint venture										10,600,000																3,900,000	8,400,000	(1,600,000)
Total equity contribution by partners when fully invested															180,000,000
Number of properties purchased from UDR																	9
Indemnification of Hanover's loan guarantees						51,000,000				506,000,000
Amortization period attributable to adjustment to UDR's proportionate share in partnership's assets																											45 years	11 months
Non-controlling interest held in joint venture											95.00%	95.00%								95.00%		95.00%
Contribution in cash and property equal to fair value of properties																		20.00%
UDR's equity investment in joint venture when fully invested															54,000,000
Joint Venture, Number of apartment homes in operating communities acquired														509
Joint venture investment in multifamily properties															450,000,000
Number of land parcels owned										10
Joint Venture (Textual) [Abstract]
Total ownership of our consolidated joint ventures	less than 100%
Amortization/Accretion of the company's carrying value of its equity method investment	1,100,000	264,000
Management fees for our involvement in the joint ventures	9,600,000	3,200,000	1,900,000
Deferred gain on the sale of depreciable property	29,100,000	28,943,000
Other than temporary impairment charge of equity method investment			16,000,000
Equity method investment additional capital contribution obligation	$ 67,300,000